UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-23096

Legg Mason ETF Investment Trust

(Exact name of registrant as specified in charter)

620 Eighth Avenue, 47th Floor, New York, NY 10018

(Address of principal executive offices) (Zip code)

Marc A. De Oliveira

Franklin Templeton

100 First Stamford Place

Stamford, CT 06902

(Name and address of agent for service)

Registrant’s telephone number, including area code: 1-877-721-1926

Date of fiscal year end: July 31

Date of reporting period: January 31, 2022

ITEM 1. REPORT TO STOCKHOLDERS.

The Semi-Annual Report to Stockholders is filed herewith.

Semi-Annual Report	January 31, 2022

WESTERN ASSET

SHORT DURATION

INCOME ETF

WINC

INVESTMENT PRODUCTS: NOT FDIC INSURED • NO BANK GUARANTEE • MAY LOSE VALUE

Fund objective

The Fund seeks current income.

Letter from the president

Dear Shareholder,

We are pleased to provide the semi-annual report of Western Asset Short Duration Income ETF for the six-month reporting period ended January 31, 2022. Please read on for Fund performance information during the Fund’s reporting period.

As always, we remain committed to providing you with excellent service and a full spectrum of investment choices. We also remain committed to supplementing the support you receive from your financial advisor. One way we accomplish this is through our website, www.franklintempleton.com. Here you can gain immediate access to market and investment information, including:

•	Fund net asset value and market price,

•	Market insights and commentaries from our portfolio managers, and

•	A host of educational resources.

We look forward to helping you meet your financial goals.

Sincerely,

Patrick O’Connor

President and Chief Executive Officer - Investment Management President

February 28, 2022

II	Western Asset Short Duration Income ETF

Performance review

For the six months ended January 31, 2022, Western Asset Short Duration Income ETF generated a -2.49% return on a net asset value (“NAV”)i basis and -2.49% based on its market priceii per share.

The performance table shows the Fund’s total return for the six months ended January 31, 2022 based on its NAV and market price. The Fund’s broad-based market index, the Bloomberg U.S. Corporate 1 – 5 Year Indexiii, returned -2.13% over the same timeframe. The Lipper Short Investment Grade Debt Funds Category Averageiv returned -1.27% for the same period. Please note that Lipper performance returns are based on each fund’s NAV.

Performance Snapshot as of January 31, 2022 (unaudited)
	6 months
Western Asset Short Duration Income ETF:
$25.45 (NAV)	-2.49	%*†
$25.51 (Market Price)	-2.49	%*‡
Bloomberg U.S. Corporate 1-5 Year Index	-2.13%
Lipper Short Investment Grade Debt Funds Category Average	-1.27%

The performance shown represents past performance. Past performance is no guarantee of future results and current performance may be higher or lower than the performance shown. Principal value and investment returns will fluctuate so shares, when sold, may be worth more or less than their original cost. Performance data current to the most recent month-end is available at www.franklintempleton.com.

Investors buy and sell shares of an exchange-traded fund (“ETF”) at market price (not NAV) in the secondary market throughout the trading day. These shares are not individually available for direct purchase from or direct redemption to the ETF. Market price returns are typically based upon the official closing price of the Fund’s shares. These returns do not represent investors’ returns had they traded shares at other times. Performance figures for periods shorter than one year represent cumulative figures and are not annualized.

Information showing the Fund’s net asset value, market price, premiums and discounts, and bid-ask spreads for various time periods is available by visiting the Fund’s website at www.franklintempleton.com.

As of the Fund’s current prospectus dated November 29, 2021, the gross total annual fund operating expense ratio for the Fund was 0.29%.

* Total returns are based on changes in NAV or market price, respectively. Returns reflect the deduction of all Fund expenses. Returns do not reflect the deduction of brokerage commissions or taxes that investors pay on distributions or the sale of shares.

† Total return assumes the reinvestment of all distributions, including returns of capital, if any, at NAV.

‡ Total return assumes the reinvestment of all distributions, including returns of capital, if any, at market price, which typically is based upon the official closing price of the Fund’s shares.

Western Asset Short Duration Income ETF	III

Performance review (cont’d)

Looking for additional information?

The Fund’s daily NAV is available online at www.franklintempleton.com. The Fund is traded under the symbol “WINC” and its closing market price is available on most financial websites. In a continuing effort to provide information concerning the Fund, shareholders may call 1-877-721-1926 (toll free), Monday through Friday from 8:00 a.m. to 5:30 p.m. Eastern time, for the Fund’s current NAV, market price and other information.

As always, thank you for your confidence in our stewardship of your assets.

Sincerely,

Patrick O’Connor

President and Chief Executive Officer - Investment Management President

February 28, 2022

RISKS: Fixed income securities involve interest rate, credit, inflation and reinvestment risks; and possible loss of principal. As interest rates rise, the value of fixed income securities falls. High-yield securities include greater price volatility, illiquidity, and possibility of default. International investments are subject to special risks, including currency fluctuations, social, economic and political uncertainties, which could increase volatility. These risks are magnified in emerging markets. Emerging market countries tend to have economic, political and legal systems that are less developed and are less stable than those of more developed countries. Derivatives, such as options and futures, can be illiquid, may disproportionately increase losses, and have a potentially large impact on fund performance. The use of leverage may increase volatility and possibility of loss. Potential active and frequent trading may result in higher transaction costs and increased investor liability. Asset-backed, mortgage-backed or mortgage related securities are subject to prepayment and extension risks. Active management and diversification do not ensure gains or protect against market declines. Please see the Fund’s prospectus for a more complete discussion of these and other risks and the Fund’s investment strategies.

All investments are subject to risk including the possible loss of principal. Past performance is no guarantee of future results. All index performance reflects no deduction for fees, expenses or taxes. Please note that an investor cannot invest directly in an index.

IV	Western Asset Short Duration Income ETF

[i]	Net Asset Value (“NAV”) is calculated by subtracting total liabilities from total assets and dividing the results by the number of shares outstanding.
ii	Market Price is determined by supply and demand. It is the price at which an investor purchases or sells shares of the Fund. The Market Price may differ from the Fund’s NAV.
iii

The Bloomberg U.S. Corporate 1-5 Year Index is an unmanaged index that measures the performance of the investment-grade, fixed-rate, taxable 1-5 year maturity corporate bond market. It includes U.S. dollar-denominated securities publicly issued by U.S. and non-U.S. industrial, utility and financial issuers. Investors cannot invest directly in an index and unmanaged index returns do not reflect any fees, expenses or sales charges.

iv

Lipper, Inc., a wholly-owned subsidiary of Refinitiv, provides independent insight on global collective investments. Returns are based on the six-month period ended January 31, 2022, including the reinvestment of all distributions, including returns of capital, if any, calculated among the 373 funds in the Fund’s Lipper category.

Western Asset Short Duration Income ETF	V

Fund at a glance† (unaudited)

Investment breakdown (%) as a percent of total investments

†

The bar graph above represents the composition of the Fund’s investments as of January 31, 2022 and July 31, 2021 and does not include derivatives, such as futures contracts. The composition of the Fund’s investments is subject to change at any time.

Western Asset Short Duration Income ETF 2022 Semi-Annual Report	1

Fund expenses (unaudited)

Example

As a shareholder of the Fund, you may incur two types of costs: (1) transaction costs, such as brokerage commissions paid on purchases and sales of Fund shares; and (2) ongoing costs, including management fees; and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other funds.

This example is based on an investment of $1,000 invested on August 1, 2021 and held for the six months ended January 31, 2022.

Actual expenses

The table below titled “Based on Actual Total Return” provides information about actual account values and actual expenses. You may use the information provided in this table, together with the amount you invested, to estimate the expenses that you paid over the period. To estimate the expenses you paid on your account, divide your ending account value by $1,000 (for example, an $8,600 ending account value divided by $1,000 = 8.6), then multiply the result by the number under the heading entitled “Expenses Paid During the Period”.

Hypothetical example for comparison purposes

The table below titled “Based on Hypothetical Total Return” provides information about hypothetical account values and hypothetical expenses based on the actual expense ratio and an assumed rate of return of 5.00% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use the information provided in this table to compare the ongoing costs of investing in the Fund and other funds. To do so, compare the 5.00% hypothetical example relating to the Fund with the 5.00% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table below are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as brokerage commissions paid on purchases and sales of Fund shares. Therefore, the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher.

Based on actual total return[1]					Based on hypothetical total return[1]
Actual Total Return[2]	Beginning Account Value	Ending Account Value	Annualized Expense Ratio	Expenses Paid During the Period[3]	Hypothetical Annualized Total Return	Beginning Account Value	Ending Account Value	Annualized Expense Ratio	Expenses Paid During the Period[3]
-2.49%	$1,000.00	$975.10	0.29%	$1.44	5.00%	$1,000.00	$1,023.74	0.29%	$1.48

[1]	For the six months ended January 31, 2022.

[2]

Assumes the reinvestment of all distributions, including returns of capital, if any, at net asset value. Total return is not annualized, as it may not be representative of the total return for the year. Performance figures may reflect fee waivers and/or expense reimbursements. In the absence of fee waivers and/or expense reimbursements, the total return would have been lower. Past performance is no guarantee of future results.

[3]

Expenses (net of fee waivers and/or expense reimbursements) are equal to the Fund’s annualized expense ratio multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half-year (184), then divided by 365.

2	Western Asset Short Duration Income ETF 2022 Semi-Annual Report

Schedule of investments (unaudited)

January 31, 2022

Western Asset Short Duration Income ETF

(Percentages shown based on Fund net assets)

Security	Rate	Maturity Date	Face Amount	Value
Corporate Bonds & Notes — 86.9%
Communication Services — 7.5%
Diversified Telecommunication Services — 2.4%
AT&T Inc., Senior Notes	0.900%	3/25/24	$50,000	$49,084
AT&T Inc., Senior Notes	3.400%	5/15/25	150,000	156,411
AT&T Inc., Senior Notes	4.250%	3/1/27	30,000	32,533
NTT Finance Corp., Senior Notes	1.162%	4/3/26	200,000	192,449	(a)
Verizon Communications Inc., Senior Notes	0.850%	11/20/25	40,000	38,332
Verizon Communications Inc., Senior Notes	2.550%	3/21/31	270,000	263,653
Total Diversified Telecommunication Services				732,462
Interactive Media & Services — 0.4%
Alphabet Inc., Senior Notes	1.100%	8/15/30	130,000	118,520
Media — 4.1%
Charter Communications Operating LLC/Charter Communications Operating Capital Corp., Senior Secured Notes	4.464%	7/23/22	30,000	30,333
Charter Communications Operating LLC/Charter Communications Operating Capital Corp., Senior Secured Notes	4.908%	7/23/25	400,000	431,627
Comcast Corp., Senior Notes	3.400%	4/1/30	130,000	137,469
Fox Corp., Senior Notes	4.030%	1/25/24	30,000	31,357
Time Warner Entertainment Co. LP, Senior Secured Notes	8.375%	3/15/23	590,000	633,932
Total Media				1,264,718
Wireless Telecommunication Services — 0.6%
T-Mobile USA Inc., Senior Secured Notes	3.500%	4/15/25	20,000	20,754
T-Mobile USA Inc., Senior Secured Notes	2.050%	2/15/28	130,000	125,080
T-Mobile USA Inc., Senior Secured Notes	2.250%	11/15/31	40,000	36,816
Total Wireless Telecommunication Services				182,650
Total Communication Services				2,298,350
Consumer Discretionary — 10.1%
Automobiles — 5.1%
Ford Motor Co., Senior Notes	3.250%	2/12/32	30,000	28,540
Ford Motor Credit Co. LLC, Senior Notes	3.350%	11/1/22	200,000	201,364
Ford Motor Credit Co. LLC, Senior Notes	2.700%	8/10/26	400,000	387,500
General Motors Co., Senior Notes	6.125%	10/1/25	240,000	270,578
General Motors Financial Co. Inc., Senior Notes	3.450%	4/10/22	40,000	40,102
General Motors Financial Co. Inc., Senior Notes	3.700%	5/9/23	110,000	112,578
General Motors Financial Co. Inc., Senior Notes (3 mo. USD LIBOR + 1.310%)	1.528%	6/30/22	50,000	50,215	(b)

See Notes to Financial Statements.

Western Asset Short Duration Income ETF 2022 Semi-Annual Report	3

Schedule of investments (unaudited) (cont’d)

January 31, 2022

Western Asset Short Duration Income ETF

(Percentages shown based on Fund net assets)

Security	Rate	Maturity Date	Face Amount	Value
Automobiles — continued
Hyundai Capital America, Senior Notes	0.800%	1/8/24	$80,000	$78,245	(a)
Nissan Motor Co. Ltd., Senior Notes	3.043%	9/15/23	400,000	406,494	(a)
Total Automobiles				1,575,616
Hotels, Restaurants & Leisure — 3.0%
Genting New York LLC/GENNY Capital Inc., Senior Notes	3.300%	2/15/26	200,000	194,778	(a)
Las Vegas Sands Corp., Senior Notes	2.900%	6/25/25	210,000	209,213
Marriott International Inc., Senior Notes	3.600%	4/15/24	140,000	144,928
Sands China Ltd., Senior Notes	2.300%	3/8/27	200,000	181,758	(a)
Wynn Macau Ltd., Senior Notes	4.875%	10/1/24	200,000	189,893	(a)
Total Hotels, Restaurants & Leisure				920,570
Household Durables — 0.5%
DR Horton Inc., Senior Notes	2.500%	10/15/24	130,000	131,752
MDC Holdings Inc., Senior Notes	2.500%	1/15/31	10,000	9,363
Total Household Durables				141,115
Internet & Direct Marketing Retail — 0.6%
Amazon.com Inc., Senior Notes	1.200%	6/3/27	170,000	163,275
eBay Inc., Senior Notes	2.600%	5/10/31	20,000	19,470
Total Internet & Direct Marketing Retail				182,745
Multiline Retail — 0.4%
Dollar Tree Inc., Senior Notes	4.000%	5/15/25	100,000	105,463
Nordstrom Inc., Senior Notes	2.300%	4/8/24	20,000	19,656
Total Multiline Retail				125,119
Specialty Retail — 0.5%
Lowe’s Cos. Inc., Senior Notes	1.300%	4/15/28	160,000	148,768
Total Consumer Discretionary				3,093,933
Consumer Staples — 2.9%
Beverages — 0.4%
Anheuser-Busch InBev Worldwide Inc., Senior Notes (3 mo. USD LIBOR + 0.740%)	0.978%	1/12/24	120,000	120,094	(b)
Food & Staples Retailing — 0.8%
Costco Wholesale Corp., Senior Notes	1.375%	6/20/27	20,000	19,321
Costco Wholesale Corp., Senior Notes	1.600%	4/20/30	10,000	9,402
Walmart Inc., Senior Notes	1.050%	9/17/26	220,000	212,965
Total Food & Staples Retailing				241,688
Food Products — 0.1%
Hershey Co., Senior Notes	1.700%	6/1/30	10,000	9,499
Mondelez International Inc., Senior Notes	1.500%	2/4/31	20,000	17,981
Total Food Products				27,480

See Notes to Financial Statements.

4	Western Asset Short Duration Income ETF 2022 Semi-Annual Report

Western Asset Short Duration Income ETF

(Percentages shown based on Fund net assets)

Security	Rate	Maturity Date	Face Amount	Value
Household Products — 0.1%
Clorox Co., Senior Notes	1.800%	5/15/30	$10,000	$9,449
Kimberly-Clark Corp., Senior Notes	1.050%	9/15/27	10,000	9,457
Total Household Products				18,906
Tobacco — 1.5%
Altria Group Inc., Senior Notes	2.625%	9/16/26	130,000	132,170
BAT International Finance PLC, Senior Notes	1.668%	3/25/26	150,000	144,478
Cargill Inc., Senior Notes	0.750%	2/2/26	200,000	191,285	(a)
Total Tobacco				467,933
Total Consumer Staples				876,101
Energy — 14.3%
Oil, Gas & Consumable Fuels — 14.3%
Cimarex Energy Co., Senior Notes	4.375%	3/15/29	20,000	20,729
Comstock Resources Inc., Senior Notes	7.500%	5/15/25	10,000	10,172	(a)
Continental Resources Inc., Senior Notes	4.500%	4/15/23	120,000	122,915
Continental Resources Inc., Senior Notes	3.800%	6/1/24	40,000	41,026
Continental Resources Inc., Senior Notes	2.268%	11/15/26	30,000	28,994	(a)
Coterra Energy Inc., Senior Notes	4.375%	6/1/24	80,000	83,815	(a)
Coterra Energy Inc., Senior Notes	3.900%	5/15/27	160,000	169,020	(a)
Coterra Energy Inc., Senior Notes	4.375%	3/15/29	50,000	54,616	(a)
DCP Midstream Operating LP, Senior Notes	3.250%	2/15/32	30,000	28,350
Devon Energy Corp., Senior Notes	5.850%	12/15/25	80,000	90,167
Devon Energy Corp., Senior Notes	5.250%	10/15/27	76,000	79,639
Devon Energy Corp., Senior Notes	5.875%	6/15/28	12,000	12,936
Devon Energy Corp., Senior Notes	4.500%	1/15/30	50,000	53,050	(a)
Devon Energy Corp., Senior Notes	4.500%	1/15/30	170,000	180,371
Devon OEI Operating LLC, Senior Notes	7.500%	9/15/27	20,000	23,197
Diamondback Energy Inc., Senior Notes	3.250%	12/1/26	190,000	196,160
Ecopetrol SA, Senior Notes	5.875%	9/18/23	180,000	189,517
Ecopetrol SA, Senior Notes	4.625%	11/2/31	20,000	18,426
El Paso Natural Gas Co. LLC, Senior Notes	7.500%	11/15/26	60,000	71,989
Energy Transfer LP, Senior Notes	4.200%	9/15/23	20,000	20,723
Energy Transfer LP, Senior Notes	4.050%	3/15/25	490,000	512,614
Energy Transfer LP, Senior Notes	2.900%	5/15/25	100,000	101,358
Enterprise Products Operating LLC, Senior Notes	3.950%	2/15/27	30,000	31,938
Enterprise Products Operating LLC, Senior Notes	2.800%	1/31/30	110,000	110,609
EOG Resources Inc., Senior Notes	4.375%	4/15/30	30,000	33,622
EQT Corp., Senior Notes	3.000%	10/1/22	30,000	30,135
EQT Corp., Senior Notes	3.125%	5/15/26	70,000	68,425	(a)
EQT Corp., Senior Notes	3.900%	10/1/27	10,000	10,068

See Notes to Financial Statements.

Western Asset Short Duration Income ETF 2022 Semi-Annual Report	5

Schedule of investments (unaudited) (cont’d)

January 31, 2022

Western Asset Short Duration Income ETF

(Percentages shown based on Fund net assets)

Security	Rate	Maturity Date	Face Amount	Value
Oil, Gas & Consumable Fuels — continued
Exxon Mobil Corp., Senior Notes	3.482%	3/19/30	$80,000	$85,503
Florida Gas Transmission Co. LLC, Senior Notes	2.300%	10/1/31	80,000	75,141	(a)
Kinder Morgan Energy Partners LP, Senior Notes	7.300%	8/15/33	10,000	13,234
Lukoil Capital DAC, Senior Notes	2.800%	4/26/27	200,000	185,208	(a)
MEG Energy Corp., Senior Notes	7.125%	2/1/27	60,000	62,487	(a)
MPLX LP, Senior Notes	3.375%	3/15/23	10,000	10,197
MPLX LP, Senior Notes	1.750%	3/1/26	170,000	165,730
Northwest Pipeline LLC, Senior Notes	7.125%	12/1/25	20,000	23,133
Occidental Petroleum Corp., Senior Notes	6.950%	7/1/24	10,000	10,900
Parsley Energy LLC/Parsley Finance Corp., Senior Notes	5.625%	10/15/27	20,000	20,900	(a)
Parsley Energy LLC/Parsley Finance Corp., Senior Notes	4.125%	2/15/28	10,000	10,200	(a)
Petrobras Global Finance BV, Senior Notes	5.999%	1/27/28	60,000	64,152
Pioneer Natural Resources Co., Senior Notes	0.550%	5/15/23	90,000	89,123
Pioneer Natural Resources Co., Senior Notes	1.125%	1/15/26	50,000	47,838
Qatar Energy, Senior Notes	1.375%	9/12/26	200,000	192,714	(a)
Range Resources Corp., Senior Notes	5.000%	8/15/22	240,000	241,200
Southern Natural Gas Co. LLC, Senior Notes	0.625%	4/28/23	20,000	19,792	(a)
Southwestern Energy Co., Senior Notes	4.750%	2/1/32	10,000	9,983
Tennessee Gas Pipeline Co. LLC, Senior Notes	7.000%	10/15/28	40,000	49,644
Tennessee Gas Pipeline Co. LLC, Senior Notes	2.900%	3/1/30	80,000	78,402	(a)
Transcontinental Gas Pipe Line Co. LLC, Senior Notes	3.250%	5/15/30	10,000	10,268
Western Midstream Operating LP, Senior Notes	3.950%	6/1/25	50,000	51,172
Williams Cos. Inc., Senior Notes	3.700%	1/15/23	450,000	457,952
Total Energy				4,369,454
Financials — 28.1%
Banks — 17.6%
Bank of America Corp., Senior Notes (0.810% to 10/24/23 then SOFR + 0.740%)	0.810%	10/24/24	30,000	29,565	(b)
Bank of America Corp., Senior Notes (1.319% to 6/19/25 then SOFR + 1.150%)	1.319%	6/19/26	10,000	9,704	(b)
Bank of America Corp., Senior Notes (1.530% to 12/6/24 then SOFR + 0.650%)	1.530%	12/6/25	20,000	19,665	(b)
Bank of America Corp., Senior Notes (1.734% to 7/22/26 then SOFR + 0.960%)	1.734%	7/22/27	580,000	562,540	(b)
Bank of America Corp., Senior Notes (2.299% to 7/21/31 then SOFR + 1.220%)	2.299%	7/21/32	40,000	37,864	(b)

See Notes to Financial Statements.

6	Western Asset Short Duration Income ETF 2022 Semi-Annual Report

Western Asset Short Duration Income ETF

(Percentages shown based on Fund net assets)

Security	Rate	Maturity Date	Face Amount	Value
Banks — continued
Bank of America Corp., Senior Notes (2.572% to 10/20/31 then SOFR + 1.210%)	2.572%	10/20/32	$130,000	$125,976	(b)
Bank of America Corp., Senior Notes (2.592% to 4/29/30 then SOFR + 2.150%)	2.592%	4/29/31	110,000	107,760	(b)
BankUnited Inc., Senior Notes	4.875%	11/17/25	40,000	43,335
BNP Paribas SA, Senior Notes (1.675% to 6/30/26 then SOFR + 0.912%)	1.675%	6/30/27	400,000	385,445	(a)(b)
Citigroup Inc., Senior Notes (0.981% to 5/1/24 then SOFR + 0.669%)	0.981%	5/1/25	20,000	19,577	(b)
Citigroup Inc., Senior Notes (1.281% to 11/3/24 then SOFR + 0.528%)	1.281%	11/3/25	70,000	68,588	(b)
Citigroup Inc., Senior Notes (1.462% to 6/9/26 then SOFR + 0.770%)	1.462%	6/9/27	400,000	383,841	(b)
Citigroup Inc., Subordinated Notes	5.500%	9/13/25	160,000	177,591
Danske Bank A/S, Senior Notes (0.976% to 9/10/24 then 1 year Treasury Constant Maturity Rate + 0.550%)	0.976%	9/10/25	200,000	194,052	(a)(b)
Danske Bank A/S, Senior Notes (3.244% to 12/20/24 then 3 mo. USD LIBOR + 1.591%)	3.244%	12/20/25	200,000	204,938	(a)(b)
HSBC Holdings PLC, Senior Notes (0.976% to 5/24/24 then SOFR + 0.708%)	0.976%	5/24/25	400,000	390,549	(b)
HSBC Holdings PLC, Subordinated Notes	7.625%	5/17/32	10,000	13,390
Intesa Sanpaolo SpA, Senior Notes	3.375%	1/12/23	210,000	213,554	(a)
Intesa Sanpaolo SpA, Subordinated Notes (4.198% to 6/1/31 then 1 year Treasury Constant Maturity Rate + 2.600%)	4.198%	6/1/32	200,000	191,517	(a)(b)
JPMorgan Chase & Co., Senior Notes (0.563% to 2/16/24 then SOFR + 0.420%)	0.563%	2/16/25	10,000	9,748	(b)
JPMorgan Chase & Co., Senior Notes (1.578% to 4/22/26 then SOFR + 0.885%)	1.578%	4/22/27	460,000	445,020	(b)
JPMorgan Chase & Co., Senior Notes (2.522% to 4/22/30 then SOFR + 2.040%)	2.522%	4/22/31	10,000	9,745	(b)
JPMorgan Chase & Co., Senior Notes (2.545% to 11/8/31 then SOFR + 1.180%)	2.545%	11/8/32	170,000	164,703	(b)
JPMorgan Chase & Co., Subordinated Notes (2.956% to 5/13/30 then SOFR + 2.515%)	2.956%	5/13/31	100,000	99,351	(b)
NatWest Group PLC, Senior Notes (3 mo. USD LIBOR + 1.470%)	1.626%	5/15/23	260,000	260,842	(b)
Royal Bank of Canada, Senior Notes	1.150%	7/14/26	140,000	134,540
Santander UK Group Holdings PLC, Senior Notes (1.673% to 6/14/26 then SOFR + 0.989%)	1.673%	6/14/27	400,000	384,170	(b)

See Notes to Financial Statements.

Western Asset Short Duration Income ETF 2022 Semi-Annual Report	7

Schedule of investments (unaudited) (cont’d)

January 31, 2022

Western Asset Short Duration Income ETF

(Percentages shown based on Fund net assets)

Security	Rate	Maturity Date	Face Amount	Value
Banks — continued
Truist Financial Corp., Senior Notes (1.267% to 3/2/26 then SOFR + 0.609%)	1.267%	3/2/27	$150,000	$145,158	(b)
Wells Fargo & Co., Senior Notes	3.000%	10/23/26	390,000	400,698
Wells Fargo & Co., Senior Notes (0.805% to 5/19/24 then SOFR + 0.510%)	0.805%	5/19/25	160,000	156,044	(b)
Total Banks				5,389,470
Capital Markets — 7.6%
Charles Schwab Corp., Senior Notes	1.150%	5/13/26	310,000	300,327
Credit Suisse Group AG, Senior Notes (3.091% to 5/14/31 then SOFR + 1.730%)	3.091%	5/14/32	280,000	271,936	(a)(b)
Daimler Finance North America LLC, Senior Notes	1.450%	3/2/26	150,000	146,073	(a)
Goldman Sachs Group Inc., Senior Notes	3.800%	3/15/30	40,000	42,552
Goldman Sachs Group Inc., Senior Notes (0.855% to 2/12/25 then SOFR + 0.609%)	0.855%	2/12/26	40,000	38,575	(b)
Goldman Sachs Group Inc., Senior Notes (1.093% to 12/9/25 then SOFR + 0.789%)	1.093%	12/9/26	310,000	294,629	(b)
Goldman Sachs Group Inc., Senior Notes (1.948% to 10/21/26 then SOFR + 0.913%)	1.948%	10/21/27	100,000	97,326	(b)
Goldman Sachs Group Inc., Subordinated Notes	4.250%	10/21/25	50,000	53,428
LPL Holdings Inc., Senior Notes	4.375%	5/15/31	10,000	9,801	(a)
Morgan Stanley, Senior Notes (0.790% to 5/30/24 then SOFR + 0.525%)	0.790%	5/30/25	60,000	58,435	(b)
Morgan Stanley, Senior Notes (1.164% to 10/21/24 then SOFR + 0.560%)	1.164%	10/21/25	110,000	107,210	(b)
Morgan Stanley, Senior Notes (1.512% to 7/20/26 then SOFR + 0.858%)	1.512%	7/20/27	20,000	19,190	(b)
Morgan Stanley, Senior Notes (1.593% to 5/4/26 then SOFR + 0.879%)	1.593%	5/4/27	360,000	347,583	(b)
Morgan Stanley, Senior Notes (2.188% to 4/28/25 then SOFR + 1.990%)	2.188%	4/28/26	50,000	49,892	(b)
Morgan Stanley, Senior Notes (2.511% to 10/20/31 then SOFR + 1.200%)	2.511%	10/20/32	60,000	57,914	(b)
Morgan Stanley, Senior Notes (2.699% to 1/22/30 then SOFR + 1.143%)	2.699%	1/22/31	40,000	39,665	(b)
UBS AG, Senior Notes	1.375%	1/13/25	200,000	197,490	(a)
UBS AG, Senior Notes	1.250%	6/1/26	200,000	192,759	(a)
Total Capital Markets				2,324,785
Diversified Financial Services — 1.0%
AerCap Ireland Capital DAC/AerCap Global Aviation Trust, Senior Notes	2.450%	10/29/26	300,000	294,936

See Notes to Financial Statements.

8	Western Asset Short Duration Income ETF 2022 Semi-Annual Report

Western Asset Short Duration Income ETF

(Percentages shown based on Fund net assets)

Security	Rate	Maturity Date	Face Amount	Value
Diversified Financial Services — continued
Element Fleet Management Corp., Senior Notes	1.600%	4/6/24	$10,000	$9,914	(a)
Global Aircraft Leasing Co. Ltd., Senior Notes (6.500% Cash or 7.250% PIK)	6.500%	9/15/24	2,227	2,090	(a)(c)
Total Diversified Financial Services				306,940
Insurance — 1.8%
American International Group Inc., Senior Notes	2.500%	6/30/25	150,000	152,386
American International Group Inc., Senior Notes	3.400%	6/30/30	10,000	10,492
AmFam Holdings Inc., Senior Notes	2.805%	3/11/31	130,000	129,029	(a)
GA Global Funding Trust, Secured Notes	1.000%	4/8/24	20,000	19,563	(a)
New York Life Global Funding, Senior Secured Notes	0.950%	6/24/25	70,000	67,971	(a)
Prudential Financial Inc., Senior Notes	1.500%	3/10/26	10,000	9,852
Reliance Standard Life Global Funding II, Secured Notes	2.500%	10/30/24	120,000	121,423	(a)
Reliance Standard Life Global Funding II, Secured Notes	2.750%	1/21/27	40,000	40,621	(a)
Total Insurance				551,337
Thrifts & Mortgage Finance — 0.1%
Rocket Mortgage LLC/Rocket Mortgage Co-Issuer Inc., Senior Notes	2.875%	10/15/26	20,000	19,019	(a)
Total Financials				8,591,551
Health Care — 4.4%
Biotechnology — 1.3%
AbbVie Inc., Senior Notes	2.600%	11/21/24	50,000	50,884
AbbVie Inc., Senior Notes	2.950%	11/21/26	330,000	339,365
Total Biotechnology				390,249
Health Care Equipment & Supplies — 0.1%
Becton Dickinson and Co., Senior Notes	3.363%	6/6/24	42,000	43,388
Health Care Providers & Services — 2.2%
Bon Secours Mercy Health Inc., Secured Notes	3.464%	6/1/30	10,000	10,587
Centene Corp., Senior Notes	4.625%	12/15/29	70,000	72,787
Centene Corp., Senior Notes	3.375%	2/15/30	110,000	107,937
Cigna Corp., Senior Notes	4.125%	11/15/25	30,000	32,040
Cigna Corp., Senior Notes	2.400%	3/15/30	170,000	164,248
CommonSpirit Health, Senior Secured Notes	2.782%	10/1/30	10,000	9,990
CVS Health Corp., Senior Notes	2.625%	8/15/24	60,000	61,203
CVS Health Corp., Senior Notes	2.875%	6/1/26	40,000	41,005

See Notes to Financial Statements.

Western Asset Short Duration Income ETF 2022 Semi-Annual Report	9

Schedule of investments (unaudited) (cont’d)

January 31, 2022

Western Asset Short Duration Income ETF

(Percentages shown based on Fund net assets)

Security	Rate	Maturity Date	Face Amount	Value
Health Care Providers & Services — continued
CVS Health Corp., Senior Notes	1.300%	8/21/27	$50,000	$47,065
UnitedHealth Group Inc., Senior Notes	1.150%	5/15/26	120,000	116,240
Total Health Care Providers & Services				663,102
Pharmaceuticals — 0.8%
Astrazeneca Finance LLC, Senior Notes	1.200%	5/28/26	90,000	87,247
Merck & Co. Inc., Senior Notes	1.900%	12/10/28	70,000	68,493
Merck & Co. Inc., Senior Notes	1.450%	6/24/30	80,000	74,134
Total Pharmaceuticals				229,874
Total Health Care				1,326,613
Industrials — 7.5%
Aerospace & Defense — 1.6%
Avolon Holdings Funding Ltd., Senior Notes	3.625%	5/1/22	2,000	2,009	(a)
Boeing Co., Senior Notes	4.875%	5/1/25	30,000	32,287
Boeing Co., Senior Notes	2.196%	2/4/26	350,000	344,027
Boeing Co., Senior Notes	3.250%	2/1/28	40,000	40,857
Lockheed Martin Corp., Senior Notes	1.850%	6/15/30	70,000	67,115
Total Aerospace & Defense				486,295
Airlines — 1.7%
American Airlines Inc./AAdvantage Loyalty IP Ltd., Senior Secured Notes	5.500%	4/20/26	50,000	51,188	(a)
Continental Airlines 2007-1 Class B Pass-Through Trust	6.903%	4/19/22	26,540	26,596
Delta Air Lines Inc./SkyMiles IP Ltd., Senior Secured Notes	4.500%	10/20/25	190,000	197,121	(a)
Delta Air Lines Inc./SkyMiles IP Ltd., Senior Secured Notes	4.750%	10/20/28	10,000	10,674	(a)
United Airlines Holdings Inc., Senior Notes	4.250%	10/1/22	190,000	192,107
United Airlines Pass-Through Trust	4.875%	1/15/26	51,840	53,618
Total Airlines				531,304
Commercial Services & Supplies — 0.6%
Republic Services Inc., Senior Notes	2.500%	8/15/24	170,000	172,265
Industrial Conglomerates — 0.3%
Honeywell International Inc., Senior Notes	1.950%	6/1/30	90,000	86,628
Professional Services — 0.1%
Equifax Inc., Senior Notes	2.350%	9/15/31	30,000	28,227
Road & Rail — 0.4%
Canadian Pacific Railway Co., Senior Notes	1.750%	12/2/26	130,000	127,559
Trading Companies & Distributors — 2.8%
Air Lease Corp., Senior Notes	3.000%	9/15/23	110,000	112,027

See Notes to Financial Statements.

10	Western Asset Short Duration Income ETF 2022 Semi-Annual Report

Western Asset Short Duration Income ETF

(Percentages shown based on Fund net assets)

Security	Rate	Maturity Date	Face Amount	Value
Trading Companies & Distributors — continued
Air Lease Corp., Senior Notes	0.700%	2/15/24	$290,000	$281,921
Aviation Capital Group LLC, Senior Notes	4.125%	8/1/25	440,000	456,749	(a)
Total Trading Companies & Distributors				850,697
Total Industrials				2,282,975
Information Technology — 8.3%
Electronic Equipment, Instruments & Components — 0.5%
TD SYNNEX Corp., Senior Notes	1.250%	8/9/24	110,000	107,485	(a)
Vontier Corp., Senior Notes	1.800%	4/1/26	50,000	48,051
Total Electronic Equipment, Instruments & Components				155,536
IT Services — 1.7%
Kyndryl Holdings Inc., Senior Notes	2.050%	10/15/26	110,000	105,173	(a)
Mastercard Inc., Senior Notes	3.300%	3/26/27	120,000	127,028
PayPal Holdings Inc., Senior Notes	2.400%	10/1/24	190,000	193,575
PayPal Holdings Inc., Senior Notes	2.300%	6/1/30	60,000	58,971
S&P Global Inc., Senior Notes	1.250%	8/15/30	10,000	9,028
Visa Inc., Senior Notes	1.100%	2/15/31	10,000	8,994
Total IT Services				502,769
Semiconductors & Semiconductor Equipment — 3.3%
Broadcom Inc., Senior Notes	3.150%	11/15/25	10,000	10,286
Lam Research corp., Senior Notes	1.900%	6/15/30	80,000	76,328
Microchip Technology Inc., Senior Secured Notes	2.670%	9/1/23	30,000	30,421
Microchip Technology Inc., Senior Secured Notes	0.972%	2/15/24	50,000	48,955
Microchip Technology Inc., Senior Secured Notes	0.983%	9/1/24	130,000	126,407	(a)
NXP BV/NXP Funding LLC/NXP USA Inc., Senior Notes	3.400%	5/1/30	70,000	71,866	(a)
Qorvo Inc., Senior Notes	1.750%	12/15/24	50,000	49,061	(a)
Renesas Electronics Corp., Senior Notes	2.170%	11/25/26	200,000	195,205	(a)
Skyworks Solutions Inc., Senior Notes	1.800%	6/1/26	20,000	19,401
TSMC Arizona Corp., Senior Notes	1.750%	10/25/26	400,000	393,345
Total Semiconductors & Semiconductor Equipment				1,021,275
Software — 2.2%
Adobe Inc., Senior Notes	2.150%	2/1/27	200,000	200,598
Adobe Inc., Senior Notes	2.300%	2/1/30	110,000	108,622
Fortinet Inc., Senior Notes	1.000%	3/15/26	200,000	190,078
salesforce.com Inc., Senior Notes	1.500%	7/15/28	180,000	172,309
Total Software				671,607

See Notes to Financial Statements.

Western Asset Short Duration Income ETF 2022 Semi-Annual Report	11

Schedule of investments (unaudited) (cont’d)

January 31, 2022

Western Asset Short Duration Income ETF

(Percentages shown based on Fund net assets)

Security	Rate	Maturity Date	Face Amount	Value
Technology Hardware, Storage & Peripherals — 0.6%
Apple Inc., Senior Notes	0.700%	2/8/26	$50,000	$48,009
Apple Inc., Senior Notes	1.400%	8/5/28	150,000	142,601
Total Technology Hardware, Storage & Peripherals				190,610
Total Information Technology				2,541,797
Materials — 1.6%
Chemicals — 0.1%
PPG Industries Inc., Senior Notes	1.200%	3/15/26	40,000	38,565
Containers & Packaging — 0.0%††
Graphic Packaging International LLC, Senior Secured Notes	1.512%	4/15/26	10,000	9,613	(a)
Metals & Mining — 1.4%
Freeport-McMoRan Inc., Senior Notes	4.375%	8/1/28	40,000	41,238
Glencore Finance Canada Ltd., Senior Notes	4.250%	10/25/22	100,000	102,322	(a)
Glencore Funding LLC, Senior Notes	1.625%	9/1/25	260,000	254,546	(a)
Yamana Gold Inc., Senior Notes	4.625%	12/15/27	10,000	10,673
Yamana Gold Inc., Senior Notes	2.630%	8/15/31	10,000	9,451
Total Metals & Mining				418,230
Paper & Forest Products — 0.1%
Suzano Austria GmbH, Senior Notes	3.125%	1/15/32	30,000	27,750
Total Materials				494,158
Real Estate — 0.3%
Equity Real Estate Investment Trusts (REITs) — 0.3%
Alexandria Real Estate Equities Inc., Senior Notes	2.000%	5/18/32	10,000	9,272
Diversified Healthcare Trust, Senior Notes	4.750%	5/1/24	20,000	20,000
Kimco Realty Corp., Senior Notes	2.250%	12/1/31	50,000	47,195
Simon Property Group LP, Senior Notes	3.500%	9/1/25	20,000	20,982
Total Real Estate				97,449
Utilities — 1.9%
Electric Utilities — 1.9%
DTE Electric Co., First Mortgage	2.625%	3/1/31	40,000	40,207
Duke Energy Ohio Inc., First Mortgage	2.125%	6/1/30	10,000	9,547
Edison International, Senior Notes	4.950%	4/15/25	170,000	183,022
FirstEnergy Corp., Senior Notes	3.350%	7/15/22	80,000	79,906
NRG Energy Inc., Senior Secured Notes	2.450%	12/2/27	160,000	153,520	(a)
Pacific Gas and Electric Co., First Mortgage Bonds	1.750%	6/16/22	50,000	49,983
Pacific Gas and Electric Co., First Mortgage Bonds	2.100%	8/1/27	50,000	47,127
Toledo Edison Co.	2.650%	5/1/28	10,000	9,951	(a)
Total Utilities				573,263
Total Corporate Bonds & Notes (Cost — $27,164,768)				26,545,644

See Notes to Financial Statements.

12	Western Asset Short Duration Income ETF 2022 Semi-Annual Report

Western Asset Short Duration Income ETF

(Percentages shown based on Fund net assets)

Security	Rate	Maturity Date	Face Amount	Value
Asset-Backed Securities — 3.2%
ABPCI Direct Lending Fund IX LLC, 2020-9A A1R (3 mo. USD LIBOR + 1.400%)	1.524%	11/18/31	$270,000	$269,932	(a)(b)
AGL CLO 6 Ltd., 2020-6A AR (3 mo. USD LIBOR + 1.200%)	1.454%	7/20/34	100,000	99,905	(a)(b)
CIFC Funding Ltd., 2021-4A A (3 mo. USD LIBOR + 1.050%)	1.291%	7/15/33	110,000	109,837	(a)(b)
Halcyon Loan Advisors Funding Ltd., 2017-2A A2 (3 mo. USD LIBOR + 1.700%)	1.941%	1/17/30	250,000	249,999	(a)(b)
Navient Private Education Refi Loan Trust, 2020-DA A	1.690%	5/15/69	43,825	43,650	(a)
Neuberger Berman Loan Advisers CLO 42 Ltd., 2021-42A A (3 mo. USD LIBOR + 1.100%)	1.341%	7/16/35	210,000	209,495	(a)(b)
Total Asset-Backed Securities (Cost — $982,146)				982,818
U.S. Government & Agency Obligations — 1.7%
U.S. Government Obligations — 1.7%
U.S. Treasury Notes	1.250%	12/31/26	30,000	29,489
U.S. Treasury Notes	1.625%	5/15/31	5,000	4,940
U.S. Treasury Notes	1.375%	11/15/31	500,000	481,797
Total U.S. Government & Agency Obligations (Cost — $516,006)				516,226
Sovereign Bonds — 0.9%
Argentina — 0.2%
Argentine Republic Government International Bond, Senior Notes	1.000%	7/9/29	4,719	1,664
Argentine Republic Government International Bond, Senior Notes, Step bond (0.500% to 7/9/23 then 0.750%)	0.500%	7/9/30	135,800	45,834
Total Argentina				47,498
Chile — 0.6%
Chile Government International Bond, Senior Notes	2.550%	7/27/33	200,000	187,736
Peru — 0.1%
Peruvian Government International Bond, Senior Notes	2.783%	1/23/31	20,000	19,327
Total Sovereign Bonds (Cost — $300,097)				254,561
Senior Loans — 0.1%
Energy — 0.1%
Oil, Gas & Consumable Fuels — 0.1%
Southwestern Energy Co., Initial Term Loan (the greater of 3 mo. SOFR or 0.500% + 2.500%)	3.000%	6/22/27	20,000	20,013	(b)(d)(e)

See Notes to Financial Statements.

Western Asset Short Duration Income ETF 2022 Semi-Annual Report	13

Schedule of investments (unaudited) (cont’d)

January 31, 2022

Western Asset Short Duration Income ETF

(Percentages shown based on Fund net assets)

Security	Rate	Maturity Date	Face Amount	Value
Industrials — 0.0%††
Airlines — 0.0%††
Delta Air Lines Inc., Initial Term Loan (the greater of 3 mo. USD LIBOR or 1.000% + 3.750%)	4.750%	10/20/27	$10,000	$10,551	(b)(d)(e)
Materials — 0.0%††
Paper & Forest Products — 0.0%††
Asplundh Tree Expert LLC, 2021 Refinancing Term Loan (1 mo. USD LIBOR + 1.750%)	1.855%	9/4/27	9,875	9,810	(b)(d)(e)
Total Senior Loans (Cost — $39,696)				40,374
Total Investments before Short-Term Investments (Cost — $29,002,713)				28,339,623

			Shares
Short-Term Investments — 6.4%
BNY Mellon Cash Reserve Fund (Cost — $1,956,785)	0.000%		1,956,785	1,956,785
Total Investments — 99.2% (Cost — $30,959,498)				30,296,408
Other Assets in Excess of Liabilities — 0.8%				244,466
Total Net Assets — 100.0%				$30,540,874

††	Represents less than 0.1%.

(a)

Security is exempt from registration under Rule 144A of the Securities Act of 1933. This security may be resold in transactions that are exempt from registration, normally to qualified institutional buyers. This security has been deemed liquid pursuant to guidelines approved by the Board of Trustees.

(b)

Variable rate security. Interest rate disclosed is as of the most recent information available. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description above.

(c)	Payment-in-kind security for which the issuer has the option at each interest payment date of making interest payments in cash or additional securities.

(d)	Interest rates disclosed represent the effective rates on senior loans. Ranges in interest rates are attributable to multiple contracts under the same loan.

(e)	Senior loans may be considered restricted in that the Fund ordinarily is contractually obligated to receive approval from the agent bank and/or borrower prior to the disposition of a senior loan.

Abbreviation(s) used in this schedule:

CLO	— Collateralized Loan Obligation

LIBOR	— London Interbank Offered Rate

PIK	— Payment-In-Kind

SOFR	— Secured Overnight Financing Rate

USD	— United States Dollar

See Notes to Financial Statements.

14	Western Asset Short Duration Income ETF 2022 Semi-Annual Report

Western Asset Short Duration Income ETF

At January 31, 2022, the Fund had the following open futures contracts:

	Number of Contracts	Expiration Date	Notional Amount	Market Value	Unrealized Appreciation (Depreciation)
Contracts to Buy:
U.S. Treasury 2-Year Notes	10	3/22	$2,182,006	$2,166,562	$(15,444)
U.S. Treasury 5-Year Notes	71	3/22	8,577,311	8,463,422	(113,889)
					(129,333)
Contracts to Sell:
U.S. Treasury 10-Year Notes	49	3/22	6,359,411	6,270,469	88,942
U.S. Treasury Long-Term Bonds	10	3/22	1,597,281	1,556,250	41,031
U.S. Treasury Ultra 10-Year Notes	9	3/22	1,300,098	1,285,453	14,645
U.S. Treasury Ultra Long-Term Bonds	1	3/22	191,996	188,937	3,059
					147,677
Net unrealized appreciation on open futures contracts					$18,344

See Notes to Financial Statements.

Western Asset Short Duration Income ETF 2022 Semi-Annual Report	15

Statement of assets and liabilities (unaudited)

January 31, 2022

Assets:
Investments, at value (Cost — $30,959,498)	$30,296,408
Interest receivable	199,522
Deposits with brokers for open futures contracts	103,024
Receivable for securities sold	10,000
Receivable from broker — net variation margin on open futures contracts	4,086
Total Assets	30,613,040

Liabilities:
Payable for securities purchased	64,766
Investment management fee payable	7,400
Total Liabilities	72,166
Total Net Assets	$30,540,874

Net Assets:
Par value (Note 5)	$12
Paid-in capital in excess of par value	31,885,417
Total distributable earnings (loss)	(1,344,555)
Total Net Assets	$30,540,874

Shares Outstanding	1,200,000

Net Asset Value	$25.45

See Notes to Financial Statements.

16	Western Asset Short Duration Income ETF 2022 Semi-Annual Report

Statement of operations (unaudited)

For the Six Months Ended January 31, 2022

Investment Income:
Interest	$218,672

Expenses:
Investment management fee (Note 2)	32,408
Net Investment Income	186,264

Realized and Unrealized Gain (Loss) on Investments, Futures Contracts and Swap Contracts (Notes 1, 3 and 4):
Net Realized Gain (Loss) From:
Investment transactions	33,051
Futures contracts	(49,461)
Swap contracts	2,278
Net Realized Loss	(14,132)
Change in Net Unrealized Appreciation (Depreciation) From:
Investments	(947,773)
Futures contracts	97,070
Change in Net Unrealized Appreciation (Depreciation)	(850,703)
Net Loss on Investments, Futures Contracts and Swap Contracts	(864,835)
Decrease in Net Assets From Operations	$(678,571)

See Notes to Financial Statements.

Western Asset Short Duration Income ETF 2022 Semi-Annual Report	17

Statements of changes in net assets

For the Six Months Ended January 31, 2022 (unaudited) and the Year Ended July 31, 2021	2022	2021

Operations:
Net investment income	$186,264	$226,134
Net realized gain (loss)	(14,132)	170,730
Change in net unrealized appreciation (depreciation)	(850,703)	101,187
Increase (Decrease) in Net Assets From Operations	(678,571)	498,051

Distributions to Shareholders From (Note 1):
Total distributable earnings	(173,187)	(239,911)
Decrease in Net Assets From Distributions to Shareholders	(173,187)	(239,911)

Fund Share Transactions (Note 5):
Net proceeds from sale of shares (450,000 and 450,000 shares issued, respectively)	11,649,797	11,830,154
Increase in Net Assets From Fund Share Transactions	11,649,797	11,830,154
Increase in Net Assets	10,798,039	12,088,294

Net Assets:
Beginning of period	19,742,835	7,654,541
End of period	$30,540,874	$19,742,835

See Notes to Financial Statements.

18	Western Asset Short Duration Income ETF 2022 Semi-Annual Report

Financial highlights

For a share of beneficial interest outstanding throughout each year ended July 31, unless otherwise noted:
	2022[1,2]	2021[1]	2020[1]	2019[1,3]

Net asset value, beginning of period	$26.32	$25.52	$25.80	$25.00

Income (loss) from operations:
Net investment income	0.22	0.63	0.97	0.48
Net realized and unrealized gain (loss)	(0.87)	0.90	(0.10) [4]	0.72
Total income (loss) from operations	(0.65)	1.53	0.87	1.20

Less distributions from:
Net investment income	(0.22)	(0.73)	(1.04)	(0.40)
Net realized gains	—	—	(0.11)	—
Total distributions	(0.22)	(0.73)	(1.15)	(0.40)

Net asset value, end of period	$25.45	$26.32	$25.52	$25.80
Total return, based on NAV[5]	(2.49)%	6.06%	3.52%	4.82%

Net assets, end of period (000s)	$30,541	$19,743	$7,655	$25,801

Ratios to average net assets:
Gross expenses	0.29%[6]	0.29%	0.29%	0.29%[6]
Net expenses	0.29 [6]	0.29	0.29	0.29 [6]
Net investment income	1.67 [6]	2.42	3.85	3.99 [6]

Portfolio turnover rate[7]	16%	65%	72%	54%

[1]	Per share amounts have been calculated using the average shares method.

[2]	For the six months ended January 31, 2022 (unaudited).

[3]	For the period February 7, 2019 (inception date) to July 31, 2019.

[4]

Calculation of the net loss per share (both realized and unrealized) does not correlate to the aggregate realized and unrealized loss presented in the Statement of Operations due to the timing of sales and repurchases of Fund Shares in relation to fluctuating market values of the investments of the Fund.

[5]

Performance figures may reflect fee waivers and/or expense reimbursements. In the absence of fee waivers and/or expense reimbursements, the total return would have been lower. The total return calculation assumes that distributions are reinvested at NAV. Past performance is no guarantee of future results. Total returns for periods of less than one year are not annualized.

[6]	Annualized.

[7]	Portfolio turnover excludes the value of portfolio securities received or delivered as a result of in-kind fund share transactions.

See Notes to Financial Statements.

Western Asset Short Duration Income ETF 2022 Semi-Annual Report	19

Notes to financial statements (unaudited)

1. Organization and significant accounting policies

Western Asset Short Duration Income ETF (the “Fund”) is a separate diversified investment series of Legg Mason ETF Investment Trust (the “Trust”). The Trust, a Maryland statutory trust, is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company.

In September 2021, the Fund’s Board of Trustees approved changing the Fund’s fiscal year end from July 31st to March 31st.

The Fund is an actively managed exchange-traded fund (“ETF”). ETFs are funds that trade like other publicly-traded securities. Unlike shares of a mutual fund, which can be bought from and redeemed by the issuing fund by all shareholders at a price based on net asset value (“NAV”), shares of the Fund may be directly purchased from and redeemed by the Fund at NAV solely by certain large institutional investors who have entered into agreements with the Fund’s distributor (“Authorized Participants”). Also unlike shares of a mutual fund, shares of the Fund are listed on a national securities exchange and trade in the secondary market at market prices that change throughout the day.

Shares of the Fund are listed and traded at market prices on NASDAQ. The market price for the Fund’s shares may be different from the Fund’s NAV. The Fund issues and redeems shares at NAV only in blocks of a specified number of shares or multiples thereof (“Creation Units”). Only Authorized Participants may purchase or redeem Creation Units directly with the Fund at NAV. Creation Units generally are issued and redeemed in cash. However, Creation Units may also be issued and redeemed partially in-kind for a basket of securities and partially in cash. Except when aggregated in Creation Units, shares of the Fund are not redeemable securities. Shareholders who are not Authorized Participants may not redeem shares directly from the Fund at NAV.

The Fund seeks current income.

The following are significant accounting policies consistently followed by the Fund and are in conformity with U.S. generally accepted accounting principles (“GAAP”). Estimates and assumptions are required to be made regarding assets, liabilities and changes in net assets resulting from operations when financial statements are prepared. Changes in the economic environment, financial markets and any other parameters used in determining these estimates could cause actual results to differ. Subsequent events have been evaluated through the date the financial statements were issued.

(a) Investment valuation. The valuations for fixed income securities (which may include, but are not limited to, corporate, government, municipal, mortgage-backed, collateralized mortgage obligations and asset-backed securities) and certain derivative instruments are typically the prices supplied by independent third party pricing services, which may use market prices or broker/dealer quotations or a variety of valuation techniques and methodologies. The independent third party pricing services typically use inputs that are observable such as issuer details, interest rates, yield curves, prepayment speeds, credit

20	Western Asset Short Duration Income ETF 2022 Semi-Annual Report

risks/spreads, default rates and quoted prices for similar securities. Investments in open-end funds are valued at the closing net asset value per share of each fund on the day of valuation. Futures contracts are valued daily at the settlement price established by the board of trade or exchange on which they are traded. Equity securities for which market quotations are available are valued at the last reported sales price or official closing price on the primary market or exchange on which they trade. When the Fund holds securities or other assets that are denominated in a foreign currency, the Fund will use the currency exchange rates, generally determined as of 4:00 p.m. (London Time). If independent third party pricing services are unable to supply prices for a portfolio investment, or if the prices supplied are deemed by the manager to be unreliable, the market price may be determined by the manager using quotations from one or more broker/dealers or at the transaction price if the security has recently been purchased and no value has yet been obtained from a pricing service or pricing broker. When reliable prices are not readily available, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded, but before the Fund calculates its net asset value, the Fund values these securities as determined in accordance with procedures approved by the Fund’s Board of Trustees.

The Board of Trustees is responsible for the valuation process and has delegated the supervision of the daily valuation process to the Global Fund Valuation Committee (the “Valuation Committee”). The Valuation Committee, pursuant to the policies adopted by the Board of Trustees, is responsible for making fair value determinations, evaluating the effectiveness of the Fund’s pricing policies, and reporting to the Board of Trustees. When determining the reliability of third party pricing information for investments owned by the Fund, the Valuation Committee, among other things, conducts due diligence reviews of pricing vendors, monitors the daily change in prices and reviews transactions among market participants.

The Valuation Committee will consider pricing methodologies it deems relevant and appropriate when making fair value determinations. Examples of possible methodologies include, but are not limited to, multiple of earnings; discount from market of a similar freely traded security; discounted cash-flow analysis; book value or a multiple thereof; risk premium/yield analysis; yield to maturity; and/or fundamental investment analysis. The Valuation Committee will also consider factors it deems relevant and appropriate in light of the facts and circumstances. Examples of possible factors include, but are not limited to, the type of security; the issuer’s financial statements; the purchase price of the security; the discount from market value of unrestricted securities of the same class at the time of purchase; analysts’ research and observations from financial institutions; information regarding any transactions or offers with respect to the security; the existence of merger proposals or tender offers affecting the security; the price and extent of public trading in similar securities of the issuer or comparable companies; and the existence of a shelf registration for restricted securities.

Western Asset Short Duration Income ETF 2022 Semi-Annual Report	21

Notes to financial statements (unaudited) (cont’d)

For each portfolio security that has been fair valued pursuant to the policies adopted by the Board of Trustees, the fair value price is compared against the last available and next available market quotations. The Valuation Committee reviews the results of such back testing monthly and fair valuation occurrences are reported to the Board of Trustees quarterly.

The Fund uses valuation techniques to measure fair value that are consistent with the market approach and/or income approach, depending on the type of security and the particular circumstance. The market approach uses prices and other relevant information generated by market transactions involving identical or comparable securities. The income approach uses valuation techniques to discount estimated future cash flows to present value.

GAAP establishes a disclosure hierarchy that categorizes the inputs to valuation techniques used to value assets and liabilities at measurement date. These inputs are summarized in the three broad levels listed below:

•	Level 1 — quoted prices in active markets for identical investments

•	Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 — significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used in valuing the Fund’s assets and liabilities carried at fair value:

ASSETS
Description	Quoted Prices (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Long-Term Investments†:
Corporate Bonds & Notes	—	$26,545,644	—	$26,545,644
Asset-Backed Securities	—	982,818	—	982,818
U.S. Government & Agency Obligations	—	516,226	—	516,226
Sovereign Bonds	—	254,561	—	254,561
Senior Loans	—	40,374	—	40,374
Total Long-Term Investments	—	28,339,623	—	28,339,623
Short-Term Investments†	—	1,956,785	—	1,956,785
Total Investments	—	$30,296,408	—	$30,296,408

22	Western Asset Short Duration Income ETF 2022 Semi-Annual Report

ASSETS (cont’d)
Description	Quoted Prices (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Other Financial Instruments:
Futures Contracts††	$147,677	—	—	$147,677
Total	$147,677	$30,296,408	—	$30,444,085
	LIABILITIES
Description	Quoted Prices (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Other Financial Instruments:
Futures Contracts††	$129,333	—	—	$129,333

†	See Schedule of Investments for additional detailed categorizations.
††	Reflects the unrealized appreciation (depreciation) of the instruments.

(b) Futures contracts. The Fund uses futures contracts generally to gain exposure to, or hedge against, changes in certain asset classes or in an attempt to increase the Fund’s return. A futures contract represents a commitment for the future purchase or sale of an asset at a specified price on a specified date.

Upon entering into a futures contract, the Fund is required to deposit cash or securities with a broker in an amount equal to a certain percentage of the contract amount. This is known as the ‘‘initial margin’’ and subsequent payments (‘‘variation margin’’) are made or received by the Fund each day, depending on the daily fluctuation in the value of the contract. For certain futures, including foreign denominated futures, variation margin is not settled daily, but is recorded as a net variation margin payable or receivable. The daily changes in contract value are recorded as unrealized appreciation or depreciation in the Statement of Operations and the Fund recognizes a realized gain or loss when the contract is closed.

Futures contracts involve, to varying degrees, risk of loss in excess of the amounts reflected in the financial statements. In addition, there is the risk that the Fund may not be able to enter into a closing transaction because of an illiquid secondary market.

(c) Swap agreements. The Fund invests in swaps for the purpose of managing its exposure to interest rate, credit or market risk, or for other purposes. The use of swaps involves risks that are different from those associated with other portfolio transactions. Swap agreements are privately negotiated in the over-the-counter market and may be entered into as a bilateral contract (“OTC Swaps”) or centrally cleared (“Centrally Cleared Swaps”). Unlike Centrally Cleared Swaps, the Fund has credit exposure to the counterparties of OTC Swaps.

Western Asset Short Duration Income ETF 2022 Semi-Annual Report	23

Notes to financial statements (unaudited) (cont’d)

In a Centrally Cleared Swap, immediately following execution of the swap, the swap agreement is submitted to a clearinghouse or central counterparty (the “CCP”) and the CCP becomes the ultimate counterparty of the swap agreement. The Fund is required to interface with the CCP through a broker, acting in an agency capacity. All payments are settled with the CCP through the broker. Upon entering into a Centrally Cleared Swap, the Fund is required to deposit initial margin with the broker in the form of cash or securities.

Swap contracts are marked-to-market daily and changes in value are recorded as unrealized appreciation (depreciation). The daily change in valuation of Centrally Cleared Swaps, if any, is recorded as a net receivable or payable for variation margin on the Statement of Assets and Liabilities. Gains or losses are realized upon termination of the swap agreement. Collateral, in the form of restricted cash or securities, may be required to be held in segregated accounts with the Fund’s custodian in compliance with the terms of the swap contracts. Securities posted as collateral for swap contracts are identified in the Schedule of Investments and restricted cash, if any, is identified on the Statement of Assets and Liabilities. Risks may exceed amounts recorded in the Statement of Assets and Liabilities. These risks include changes in the returns of the underlying instruments, failure of the counterparties to perform under the contracts’ terms, and the possible lack of liquidity with respect to the swap agreements.

OTC Swap payments received or made at the beginning of the measurement period are reflected as a premium or deposit, respectively, on the Statement of Assets and Liabilities. These upfront payments are amortized over the life of the swap and are recognized as realized gain or loss in the Statement of Operations. Net periodic payments received or paid by the Fund are recognized as a realized gain or loss in the Statement of Operations.

The Fund’s maximum exposure in the event of a defined credit event on a credit default swap to sell protection is the notional amount. As of January 31, 2022, the Fund did not hold any credit default swaps to sell protection.

For average notional amounts of swaps held during the six months ended January 31, 2022, see Note 4.

Credit default swaps

The Fund enters into credit default swap (“CDS”) contracts for investment purposes, to manage its credit risk or to add leverage. CDS agreements involve one party making a stream of payments to another party in exchange for the right to receive a specified return in the event of a default by a third party, typically corporate or sovereign issuers, on a specified obligation, or in the event of a write-down, principal shortfall, interest shortfall or default of all or part of the referenced entities comprising a credit index. The Fund may use a CDS to provide protection against defaults of the issuers (i.e., to reduce risk where the Fund has exposure to an issuer) or to take an active long or short position with respect to the likelihood of a particular issuer’s default. As a seller of protection, the Fund generally

24	Western Asset Short Duration Income ETF 2022 Semi-Annual Report

receives an upfront payment or a stream of payments throughout the term of the swap provided that there is no credit event. If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the maximum potential amount of future payments (undiscounted) that the Fund could be required to make under a CDS agreement would be an amount equal to the notional amount of the agreement. These amounts of potential payments will be partially offset by any recovery of values from the respective referenced obligations. As a seller of protection, the Fund effectively adds leverage to its portfolio because, in addition to its total net assets, the Fund is subject to investment exposure on the notional amount of the swap. As a buyer of protection, the Fund generally receives an amount up to the notional value of the swap if a credit event occurs.

Implied spreads are the theoretical prices a lender receives for credit default protection. When spreads rise, market perceived credit risk rises and when spreads fall, market perceived credit risk falls. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to enter into the agreement. Wider credit spreads and decreasing market values, when compared to the notional amount of the swap, represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement. Credit spreads utilized in determining the period end market value of CDS agreements on corporate or sovereign issues are disclosed in the Schedule of Investments and serve as an indicator of the current status of the payment/ performance risk and represent the likelihood or risk of default for credit derivatives. For CDS agreements on asset-backed securities and credit indices, the quoted market prices and resulting values, particularly in relation to the notional amount of the contract as well as the annual payment rate, serve as an indication of the current status of the payment/ performance risk.

The Fund’s maximum risk of loss from counterparty risk, as the protection buyer, is the fair value of the contract (this risk is mitigated by the posting of collateral by the counterparty to the Fund to cover the Fund’s exposure to the counterparty). As the protection seller, the Fund’s maximum risk is the notional amount of the contract. CDS are considered to have credit risk-related contingent features since they require payment by the protection seller to the protection buyer upon the occurrence of a defined credit event.

Entering into a CDS agreement involves, to varying degrees, elements of credit, market and documentation risk in excess of the related amounts recognized on the Statement of Assets and Liabilities. Such risks involve the possibility that there will be no liquid market for these agreements, that the counterparty to the agreement may default on its obligation to perform or disagree as to the meaning of the contractual terms in the agreement, and that there will be unfavorable changes in net interest rates.

Western Asset Short Duration Income ETF 2022 Semi-Annual Report	25

Notes to financial statements (unaudited) (cont’d)

(d) Loan participations. The Fund may invest in loans arranged through private negotiation between one or more financial institutions. The Fund’s investment in any such loan may be in the form of a participation in or an assignment of the loan. In connection with purchasing participations, the Fund generally will have no right to enforce compliance by the borrower with the terms of the loan agreement related to the loan, or any rights of off-set against the borrower and the Fund may not benefit directly from any collateral supporting the loan in which it has purchased the participation.

The Fund assumes the credit risk of the borrower, the lender that is selling the participation and any other persons interpositioned between the Fund and the borrower. In the event of the insolvency of the lender selling the participation, the Fund may be treated as a general creditor of the lender and may not benefit from any off-set between the lender and the borrower.

(e) Unfunded loan commitments. The Fund may enter into certain credit agreements where all or a portion of the total amount committed may be unfunded. The Fund is obligated to fund these commitments at the borrower’s discretion. The commitments are disclosed in the accompanying Schedule of Investments. At January 31, 2022, the Fund had sufficient cash and/or securities to cover these commitments.

(f) Credit and market risk. The Fund invests in high-yield and emerging market instruments that are subject to certain credit and market risks. The yields of high-yield and emerging market debt obligations reflect, among other things, perceived credit and market risks. The Fund’s investments in securities rated below investment grade typically involve risks not associated with higher rated securities including, among others, greater risk related to timely and ultimate payment of interest and principal, greater market price volatility and less liquid secondary market trading. The consequences of political, social, economic or diplomatic changes may have disruptive effects on the market prices of investments held by the Fund. The Fund’s investments in non-U.S. dollar denominated securities may also result in foreign currency losses caused by devaluations and exchange rate fluctuations.

Investments in securities that are collateralized by real estate mortgages are subject to certain credit and liquidity risks. When market conditions result in an increase in default rates of the underlying mortgages and the foreclosure values of underlying real estate properties are materially below the outstanding amount of these underlying mortgages, collection of the full amount of accrued interest and principal on these investments may be doubtful. Such market conditions may significantly impair the value and liquidity of these investments and may result in a lack of correlation between their credit ratings and values.

(g) Foreign investment risks. The Fund’s investments in foreign securities may involve risks not present in domestic investments. Since securities may be denominated in foreign currencies, may require settlement in foreign currencies or may pay interest or dividends in

26	Western Asset Short Duration Income ETF 2022 Semi-Annual Report

foreign currencies, changes in the relationship of these foreign currencies to the U.S. dollar can significantly affect the value of the investments and earnings of the Fund. Foreign investments may also subject the Fund to foreign government exchange restrictions, expropriation, taxation or other political, social or economic developments, all of which affect the market and/or credit risk of the investments.

(h) Counterparty risk and credit-risk-related contingent features of derivative instruments. The Fund may invest in certain securities or engage in other transactions where the Fund is exposed to counterparty credit risk in addition to broader market risks. The Fund may invest in securities of issuers, which may also be considered counterparties as trading partners in other transactions. This may increase the risk of loss in the event of default or bankruptcy by the counterparty or if the counterparty otherwise fails to meet its contractual obligations. The Fund’s subadviser attempts to mitigate counterparty risk by (i) periodically assessing the creditworthiness of its trading partners, (ii) monitoring and/or limiting the amount of its net exposure to each individual counterparty based on its assessment and (iii) requiring collateral from the counterparty for certain transactions. Market events and changes in overall economic conditions may impact the assessment of such counterparty risk by the subadviser. In addition, declines in the values of underlying collateral received may expose the Fund to increased risk of loss.

With exchange traded and centrally cleared derivatives, there is less counterparty risk to the Fund since the exchange or clearinghouse, as counterparty to such instruments, guarantees against a possible default. The clearinghouse stands between the buyer and the seller of the contract; therefore, the credit risk is limited to failure of the clearinghouse. While offset rights may exist under applicable law, the Fund does not have a contractual right of offset against a clearing broker or clearinghouse in the event of a default of the clearing broker or clearinghouse.

The Fund has entered into master agreements, such as an International Swaps and Derivatives Association, Inc. Master Agreement (“ISDA Master Agreement”) or similar agreement, with certain of its derivative counterparties that govern over-the-counter (“OTC”) derivatives and provide for general obligations, representations, agreements, collateral posting terms, netting provisions in the event of default or termination and credit related contingent features. The credit related contingent features include, but are not limited to, a percentage decrease in the Fund’s net assets or net asset value per share over a specified period of time. If these credit related contingent features were triggered, the derivatives counterparty could terminate the positions and demand payment or require additional collateral.

Under an ISDA Master Agreement, the Fund may, under certain circumstances, offset with the counterparty certain derivative financial instruments’ payables and/or receivables with collateral held and/or posted and create one single net payment. However, absent an event of default by the counterparty or a termination of the agreement, the terms of the ISDA

Western Asset Short Duration Income ETF 2022 Semi-Annual Report	27

Notes to financial statements (unaudited) (cont’d)

Master Agreements do not result in an offset of reported amounts of financial assets and financial liabilities in the Statement of Assets and Liabilities across transactions between the Fund and the applicable counterparty. The enforceability of the right to offset may vary by jurisdiction.

Collateral requirements differ by type of derivative. Collateral or margin requirements are set by the broker or exchange clearinghouse for exchange traded derivatives while collateral terms are contract specific for OTC traded derivatives. Cash collateral that has been pledged to cover obligations of the Fund under derivative contracts, if any, will be reported separately in the Statement of Assets and Liabilities. Securities pledged as collateral, if any, for the same purpose are noted in the Schedule of Investments. As of January 31, 2022, the Fund did not have any open OTC derivative transactions with credit related contingent features in a net liability position.

(i) Security transactions and investment income. Security transactions are accounted for on a trade date basis. Interest income (including interest income from payment-in-kind securities), adjusted for amortization of premium and accretion of discount, is recorded on the accrual basis. Paydown gains and losses on mortgage- and asset-backed securities are recorded as adjustments to interest income. Dividend income is recorded on the ex-dividend date for dividends received in cash and/or securities. The cost of investments sold is determined by use of the specific identification method. To the extent any issuer defaults or a credit event occurs that impacts the issuer, the Fund may halt any additional interest income accruals and consider the realizability of interest accrued up to the date of default or credit event.

(j) Distributions to shareholders. Distributions from net investment income are declared and paid monthly. Distributions of net realized gains, if any, are declared at least annually. Distributions to shareholders of the Fund are recorded on the ex-dividend date and are determined in accordance with income tax regulations, which may differ from GAAP.

(k) Federal and other taxes. It is the Fund’s policy to comply with the federal income and excise tax requirements of the Internal Revenue Code of 1986 (the “Code”), as amended, applicable to regulated investment companies. Accordingly, the Fund intends to distribute its taxable income and net realized gains, if any, to shareholders in accordance with timing requirements imposed by the Code. Therefore, no federal or state income tax provision is required in the Fund’s financial statements.

Management has analyzed the Fund’s tax positions taken on income tax returns for all open tax years and has concluded that as of July 31, 2021, no provision for income tax is required in the Fund’s financial statements. The Fund’s federal and state income and federal excise tax returns for tax years for which the applicable statutes of limitations have not expired are subject to examination by the Internal Revenue Service and state departments of revenue.

28	Western Asset Short Duration Income ETF 2022 Semi-Annual Report

(l) Reclassification. GAAP requires that certain components of net assets be reclassified to reflect permanent differences between financial and tax reporting. These reclassifications have no effect on net assets or net asset value per share.

2. Investment management agreement and other transactions with affiliates

Legg Mason Partners Fund Advisor, LLC (“LMPFA”) is the Fund’s investment manager. Western Asset Management Company, LLC (“Western Asset”), is the Fund’s subadviser and Western Asset Management Company Pte. Ltd. in Singapore (“Western Asset Singapore”), Western Asset Management Company Ltd in Japan (“Western Asset Japan”) and Western Asset Management Company Limited in London (“Western Asset London”) are the Fund’s sub-subadvisers. LMPFA, Western Asset, Western Asset Singapore, Western Asset Japan and Western Asset London are indirect, wholly-owned subsidiaries of Franklin Resources, Inc. (“Franklin Resources”).

LMPFA provides administrative and certain oversight services to the Fund. LMPFA delegates to the subadviser the day-to-day portfolio management of the Fund. The Fund is responsible for paying interest expenses, taxes, brokerage expenses, future 12b-1 fees (if any), acquired fund fees and expenses, extraordinary expenses and the management fee payable to LMPFA under the investment management agreement.

Under the investment management agreement and subject to the general supervision of the Fund’s Board of Trustees, LMPFA provides or causes to be furnished all investment management, supervisory, administrative and other services reasonably necessary for the operation of the Fund, including certain distribution services (provided pursuant to a separate distribution agreement) and investment advisory services (provided pursuant to separate subadvisory agreements) under a unitary fee structure. The Fund pays an investment management fee, calculated daily and paid monthly, at an annual rate of 0.29% of the Fund’s average daily net assets.

As compensation for its subadvisory services, LMPFA pays Western Asset monthly 70% of the management fee paid by the Fund to LMPFA, net of (i) all fees and expenses incurred by LMPFA under the investment management agreement (including without limitation any subadvisory fee paid to another subadviser to the Fund) and (ii) expense waivers, if any, and reimbursements. Western Asset pays Western Asset Singapore, Western Asset Japan and Western Asset London a monthly subadvisory fee in an amount equal to 100% of the management fee paid to Western Asset on the assets that Western Asset allocates to each such non-U.S. subadviser to manage.

Franklin Distributors, LLC (“Franklin Distributors”) serves as the distributor of Creation Units for the Fund on an agency basis. Franklin Distributors is an indirect, wholly-owned broker-dealer subsidiary of Franklin Resources.

The Fund’s Board of Trustees has adopted a Rule 12b-1 shareholder services and distribution plan and under that plan, the Fund is authorized to pay service and/or

Western Asset Short Duration Income ETF 2022 Semi-Annual Report	29

Notes to financial statements (unaudited) (cont’d)

distribution fees calculated at an annual rate of up to 0.25% of its average daily net assets. No service and/or distribution fees are currently paid by the Fund, and there are no current plans to impose these fees.

All officers and one Trustee of the Trust are employees of Franklin Resources or its affiliates and do not receive compensation from the Trust.

3. Investments

During the six months ended January 31, 2022, the aggregate cost of purchases and proceeds from sales of investments (excluding in-kind transactions and short-term investments) and U.S. Government & Agency Obligations were as follows:

	Investments	U.S. Government & Agency Obligations
Purchases	$13,041,578	$1,110,074
Sales	2,874,320	708,638

During the six months ended January 31, 2022, there were no in-kind transactions (Note 5).

At January 31, 2022, the aggregate cost of investments and the aggregate gross unrealized appreciation and depreciation of investments for federal income tax purposes were substantially as follows:

	Cost	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation (Depreciation)
Securities	$30,959,498	$30,260	$(693,350)	$(663,090)
Futures contracts	—	147,677	(129,333)	18,344

4. Derivative instruments and hedging activities

Below is a table, grouped by derivative type, that provides information about the fair value and the location of derivatives within the Statement of Assets and Liabilities at January 31, 2022.

ASSET DERIVATIVES[1]
Interest Rate Risk
Futures contracts[2]	$147,677

LIABILITY DERIVATIVES[1]
Interest Rate Risk
Futures contracts[2]	$129,333

30	Western Asset Short Duration Income ETF 2022 Semi-Annual Report

[1]	Generally, the balance sheet location for asset derivatives is receivables/net unrealized appreciation and for liability derivatives is payables/net unrealized depreciation.

[2]

Includes cumulative unrealized appreciation (depreciation) of futures contracts as reported in the Schedule of Investments. Only net variation margin is reported within the receivables and/or payables on the Statement of Assets and Liabilities.

The following tables provide information about the effect of derivatives and hedging activities on the Fund’s Statement of Operations for the six months ended January 31, 2022. The first table provides additional detail about the amounts and sources of gains (losses) realized on derivatives during the period. The second table provides additional information about the change in unrealized appreciation (depreciation) resulting from the Fund’s derivatives and hedging activities during the period.

AMOUNT OF REALIZED GAIN (LOSS) ON DERIVATIVES RECOGNIZED
	Interest Rate Risk	Credit Risk	Total
Futures contracts	$(49,461)	—	$(49,461)
Swap contracts	—	$2,278	2,278
Total	$(49,461)	$2,278	$(47,183)

CHANGE IN UNREALIZED APPRECIATION (DEPRECIATION) ON DERIVATIVES RECOGNIZED
Interest Rate Risk
Futures contracts	$97,070

During the six months ended January 31, 2022, the volume of derivative activity for the Fund was as follows:

Average Market Value
Futures contracts (to buy)	$7,931,616
Futures contracts (to sell)	6,919,163

Average Notional Balance
Credit default swap contracts (sell protection)†	$102,857

†	At January 31, 2022, there were no open positions held in this derivative.

5. Fund share transactions

At January 31, 2022, the Trust had an unlimited number of shares of beneficial interest authorized with a par value of $0.00001 per share. Fund shares are issued and redeemed by the Fund only in Creation Units or Creation Unit aggregations, where 50,000 shares of the Fund constitute a Creation Unit. Such transactions are generally on a cash basis. However, Creation Units may also be issued and redeemed partially in-kind for a basket of securities and partially in cash. Transactions in capital shares of the Fund are disclosed in detail in the Statement of Changes in Net Assets. Authorized Participants are subject to standard

Western Asset Short Duration Income ETF 2022 Semi-Annual Report	31

Notes to financial statements (unaudited) (cont’d)

creation and redemption transaction fees to offset transfer and other transaction costs associated with the issuance and redemption of Creation Units. Creations and redemptions for cash (when cash creations and redemptions are available or specified) may be subject to an additional variable fee.

6. Deferred capital losses

As of July 31, 2021, the Fund had deferred capital losses of $798,616, which have no expiration date, that will be available to offset future taxable capital gains.

7. Recent accounting pronouncement

In March 2020, the Financial Accounting Standards Board (FASB) issued Accounting Standards Update (ASU) No. 2020-04, Reference Rate Reform (Topic 848) – Facilitation of the Effects of Reference Rate Reform on Financial Reporting. In January 2021, the FASB issued ASU No. 2021-01, with further amendments to Topic 848. The amendments in the ASUs provide optional temporary accounting recognition and financial reporting relief from the effect of certain types of contract modifications due to the planned discontinuation of the LIBOR and other interbank-offered based reference rates as of the end of 2021 and 2023. The ASUs are effective for certain reference rate-related contract modifications that occur during the period March 12, 2020 through December 31, 2022. Management has reviewed the requirements and believes the adoption of these ASUs will not have a material impact on the financial statements.

8. Other matters

The outbreak of the respiratory illness COVID-19 (commonly referred to as “coronavirus”) has continued to rapidly spread around the world, causing considerable uncertainty for the global economy and financial markets. The ultimate economic fallout from the pandemic, and the long-term impact on economies, markets, industries and individual issuers, are not known. The COVID-19 pandemic could adversely affect the value and liquidity of the Fund’s investments, impair the Fund’s ability to satisfy redemption requests, and negatively impact the Fund’s performance. In addition, the outbreak of COVID-19, and measures taken to mitigate its effects, could result in disruptions to the services provided to the Fund by its service providers.

*  *  *

The Fund’s investments, payment obligations, and financing terms may be based on floating rates, such as the London Interbank Offered Rate, or “LIBOR,” which is the offered rate for short-term Eurodollar deposits between major international banks. On March 5, 2021, the ICE Benchmark Administration, the administrator of LIBOR, stated that it will cease the publication of the overnight and one-, three-, six- and twelve-month USD LIBOR settings immediately following the LIBOR publication on Friday, June 30, 2023. All other LIBOR settings, including the one-week and two-month USD LIBOR settings, have ceased publication as of January 1, 2022. There remains uncertainty regarding the nature of any

32	Western Asset Short Duration Income ETF 2022 Semi-Annual Report

replacement rate and the impact of the transition from LIBOR on the Fund’s transactions and the financial markets generally. As such, the potential effect of a transition away from LIBOR on the Fund or the Fund’s investments cannot yet be determined.

9. Subsequent events

On February 4, 2022, the Fund, together with other U.S. registered and foreign investment funds (collectively, the “Borrowers”) managed by Franklin Resources or its affiliates, became a borrower in a joint syndicated senior unsecured credit facility totaling $2.675 billion (the “Global Credit Facility”). The Global Credit Facility provides a source of funds to the Borrowers for temporary and emergency purposes, including the ability to meet future unanticipated or unusually large redemption requests. Unless renewed, the Global Credit Facility will terminate on February 3, 2023.

On February 24, 2022, Russia engaged in military actions in the sovereign territory of Ukraine. The current political and financial uncertainty surrounding Russia and Ukraine may increase market volatility and the economic risk of investing in securities in these countries and may also cause uncertainty for the global economy and broader financial markets. The ultimate fallout and long-term impact from these events are not known. The Fund will continue to assess the impact on valuations and liquidity and will take any potential actions needed in accordance with procedures approved by the Board of Trustees.

Western Asset Short Duration Income ETF 2022 Semi-Annual Report	33

Statement regarding liquidity risk management program (unaudited)

Each of the Funds has adopted and implemented a written Liquidity Risk Management Program (the “LRMP”) as required by Rule 22e-4 under the Investment Company Act of 1940 (the “Liquidity Rule”). The LRMP is designed to assess and manage each Fund’s liquidity risk, which is defined as the risk that the Fund could not meet requests to redeem shares issued by the Fund without significant dilution of remaining investors’ interests in the Fund. In accordance with the Liquidity Rule, the LRMP includes policies and procedures that provide for: (1) assessment, management, and review (no less frequently than annually) of each Fund’s liquidity risk; (2) classification of each Fund’s portfolio holdings into one of four liquidity categories (Highly Liquid, Moderately Liquid, Less Liquid, and Illiquid); (3) for Funds that do not primarily hold assets that are Highly Liquid, establishing and maintaining a minimum percentage of the Fund’s net assets in Highly Liquid investments (called a “Highly Liquid Investment Minimum” or “HLIM”); and (4) prohibiting the Fund’s acquisition of Illiquid investments that would result in the Fund holding more than 15% of its net assets in Illiquid assets. The LRMP also requires reporting to the Securities and Exchange Commission (“SEC”) (on a non-public basis) and to the Board if the Fund’s holdings of Illiquid assets exceed 15% of the Fund’s net assets. Funds with HLIMs must have procedures for addressing HLIM shortfalls, including reporting to the Board and, with respect to HLIM shortfalls lasting more than seven consecutive calendar days, reporting to the SEC (on a non-public basis).

The Funds’ Board of Trustees approved the appointment of the Director of Liquidity Risk within the Investment Risk Management Group (the “IRMG”) as the Administrator of the LRMP. The IRMG maintains the Investment Liquidity Committee (the “ILC”) to provide oversight and administration of policies and procedures governing liquidity risk management for FT products and portfolios. The ILC includes representatives from Franklin Templeton’s Risk, Trading, Global Compliance, Legal, Investment Compliance, Investment Operations, Valuation Committee, Product Management and Global Product Strategy.

In assessing and managing each Fund’s liquidity risk, the ILC considers, as relevant, a variety of factors, including (i) the Fund’s investment strategy and the liquidity of its portfolio investments during both normal and reasonably foreseeable stressed conditions; (ii) its short and long-term cash flow projections; (iii) its cash holdings and access to other funding sources including the Funds’ interfund lending facility and line of credit; (iv) the relationship between the Fund’s portfolio liquidity and the way in which, and the prices and spread at which, Fund shares trade, including the efficiency of the arbitrage function and the level of active participation by market participants, including authorized participants and (v) the effect of the composition of baskets on the overall liquidity of the Fund’s portfolio. Classification of the Fund’s portfolio holdings in the four liquidity categories is based on the number of days it is reasonably expected to take to convert the investment to cash (for Highly Liquid and Moderately Liquid holdings) or sell or dispose of the investment (for Less

34	Western Asset Short Duration Income ETF

Liquid and Illiquid investments), in current market conditions without significantly changing the investment’s market value.

The Fund primarily holds liquid assets that are defined under the Liquidity Rule as “Highly Liquid Investments,” and therefore is not required to establish an HLIM. Highly Liquid Investments are defined as cash and any investment reasonably expected to be convertible to cash in current market conditions in three business days or less without the conversion to cash significantly changing the market value of the investment.

Western Asset Short Duration Income ETF	35

Western Asset

Short Duration Income ETF

Trustees

Rohit Bhagat

Deborah D. McWhinney

Anantha K. Pradeep

Jennifer M. Johnson

Chair

Investment manager

Legg Mason Partners Fund Advisor, LLC

Subadvisers

Western Asset Management Company, LLC

Western Asset Management Company Limited

Western Asset Management Company Ltd

Western Asset Management Company Pte. Ltd.

Custodian

The Bank of New York Mellon

Transfer agent

The Bank of New York Mellon

240 Greenwich Street

New York, NY 10286

Independent registered public accounting firm

PricewaterhouseCoopers LLP

Baltimore, MD

Western Asset Short Duration Income ETF

The Fund is a separate investment series of Legg Mason ETF Investment Trust, a Maryland statutory trust.

Western Asset Short Duration Income ETF Legg Mason Funds 620 Eighth Avenue, 47th Floor New York, NY 10018

The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (“SEC”) for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The Fund’s Forms N-PORT are available on the SEC’s website at www.sec.gov. To obtain information on Form N-PORT, shareholders can call the Fund at 1-877-721-1926.

Information on how the Fund voted proxies relating to portfolio securities during the prior 12-month period ended June 30th of each year and a description of the policies and procedures that the Fund uses to determine how to vote proxies related to portfolio transactions are available (1) without charge, upon request, by calling the Fund at 1-877-721-1926, (2) at www.franklintempleton.com and (3) on the SEC’s website at www.sec.gov.

This report is submitted for the general information of the shareholders of Western Asset Short Duration Income ETF. This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by a current prospectus.

Investors should consider the Fund’s investment objectives, risks, charges and expenses carefully before investing. The prospectus contains this and other important information about the Fund. Please read the prospectus carefully before investing.

www.franklintempleton.com

© 2022 Franklin Distributors, LLC, Member FINRA/SIPC. All rights reserved.

www.franklintempleton.com

© 2022 Franklin Distributors, LLC, Member FINRA/SIPC. All rights reserved.

WASX575450 3/22 SR22-4367

ITEM 2.	CODE OF ETHICS.

Not applicable.

ITEM 3.	AUDIT COMMITTEE FINANCIAL EXPERT.

Not applicable.

ITEM 4.	PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not applicable.

ITEM 5.	AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable.

ITEM 6.	SCHEDULE OF INVESTMENTS.

Included herein under Item 1.

ITEM 7.	DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 8.	PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 9.	PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable.

ITEM 10.	SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

Not applicable.

ITEM 11.	CONTROLS AND PROCEDURES.

(a)

The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a- 3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the disclosure controls and procedures required by Rule 30a-3(b) under the 1940 Act and 15d-15(b) under the Securities Exchange Act of 1934.

(b)

There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the second fiscal quarter of the period covered by this report that have materially affected, or are likely to materially affect the registrant’s internal control over financial reporting.

ITEM 12.	DISCLOSURE OF SECURITIES LENDING ACTIVITIES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 13.	EXHIBITS.

(a) (1) Not applicable.

Exhibit 99.CODE ETH

(a) (2) Certifications pursuant to section 302 of the Sarbanes-Oxley Act of 2002 attached hereto. Exhibit 99.CERT

(b) Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 attached hereto. Exhibit 99.906CERT

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this Report to be signed on its behalf by the undersigned, there unto duly authorized.

Legg Mason ETF Investment Trust

By:	/s/ Matthew T. Hinkle
Matthew T. Hinkle
Chief Executive Officer

Date:	March 29, 2022

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Matthew T. Hinkle
Matthew T. Hinkle
Chief Executive Officer

Date:	March 29, 2022

By:	/s/ Vivek Pai
Vivek Pai
Principal Financial Officer

Date:	March 29, 2022